Preferred, Common Shares and Additional paid in capital	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Preferred, Common Shares and Additional paid in capital

10.       Preferred, Common Shares and Additional paid in capital:

Preferred Shares: Star Bulk is authorized to issue up to 25,000,000 preferred shares, $0.01 par value with such designations, as voting, and other rights and preferences, as determined by the Board of Directors. As of December 31, 2024 and 2025 the Company had not issued any preferred shares.

Common Shares: As per the Company’s Amended and Restated Articles of Incorporation, Star Bulk is authorized to issue up to 300,000,000 registered common shares, par value $0.01 per share.

Each outstanding share of the Company’s common shares entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding preferred shares, holders of common shares are entitled to ratably receive all dividends, if any, declared by the Company’s Board of Directors out of funds legally available for dividends. Holders of common shares do not have conversion, redemption or preemptive rights to subscribe to any of the Company’s securities. All outstanding common shares are fully paid and non-assessable. The rights, preferences and privileges of holders of common shares are subject to the rights of the holders of any preferred shares which the Company may issue in the future.

On August 5, 2021, the Board of Directors authorized a share repurchase program of up to an aggregate of $50,000. The timing and amount of any repurchases will be in the sole discretion of the Company’s management team, and will depend on legal requirements, market conditions, share price, alternative uses of capital and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares. The repurchase program has no expiration date and may be suspended or terminated by the Company at any time without prior notice. Common shares repurchased as part of this program will be cancelled by the Company. On May 16, 2023, the Company’s Board of Directors cancelled the previous share repurchase program under which $8,549 was still outstanding to be repurchased and authorized a new share repurchase program, with similar terms, of up to an aggregate of $50,000. On December 13, 2024, the Company’s Board of Directors cancelled the previous share repurchase program under which $28,874 was still outstanding to be repurchased and authorized a new share repurchase program, with similar terms, of up to an aggregate of $100,000. On August 6, 2025, the Company’s Board of Directors cancelled the previous share repurchase program under which $20,376 was still outstanding to be repurchased and authorized a new share repurchase program, with similar terms, of up to an aggregate of $100,000 (together with the previous authorized share repurchase programs, the “Share Repurchase Program”). During the years ended December 31, 2023, 2024 and 2025 under the Share Repurchase Program, the Company repurchased 638,572 shares, 1,326,478 shares and 5,847,494 shares, respectively, in open market transactions, respectively, for an aggregate consideration, including commissions, of $13,056, $25,305 and $98,132, respectively. All repurchased shares were cancelled and have been removed from the Company’s share capital.

10.       Preferred, Common Shares and Additional paid in capital – (continued):

On July 1, 2021, the Company entered into two “at the market” offering programs, one with Jefferies LLC (“Jefferies”) and one with Deutsche Bank Securities Inc. (“Deutsche Bank” and together with Jefferies, the “Sales Agents”). In accordance with the terms of each at-the-market sale agreement with Jefferies and Deutsche Bank, the Company may offer and sell a number of its common shares, having an aggregate offering price of up to $75,000 at any time and from time to time through each of the Sales Agents, as agent or principal. The Company intends to use the net proceeds from any sales under the two “at the market” offering programs for capital expenditures, working capital, debt repayment, funding for vessel and other asset or share acquisitions or for other general corporate purposes, or a combination thereof. During the year ended December 31, 2023 the Company issued and sold 678,282 common shares through the effective at-the-market offering programs which resulted in proceeds net of commissions paid (excluding other offering expenses) of $13,165.

On September 21, 2023 and on October 30, 2023, the Company agreed to repurchase 10.0 million of its common shares at a price of $18.50 per common share (the “First Oaktree Share Repurchase”) and 10.0 million of the Company’s common shares at a price of $19.50 per common share (the “Second Oaktree Share Repurchase”), respectively, from affiliates of Oaktree. The First Oaktree Share Repurchase was completed in early October 2023 and the Second Oaktree Share Repurchase was completed in early December 2023, with all repurchased shares being withdrawn and cancelled.

During the years ended December 31, 2023, 2024 and 2025, the Company issued 1,126,472 common shares, 886,095 common shares and 1,641,889 common shares respectively, to the Company’s directors and employees in connection with its equity incentive plans (Note 12).

During the years ended December 31, 2023, 2024 and 2025, the Company declared cash dividends of $158,052 (or $1.57 per common share), $277,008 (or $2.50 per common share) and $34,375 (or $0.30 per common share), respectively.